Financial instruments - Narrative (Details) $ in Thousands, ¥ in Millions		1 Months Ended		12 Months Ended
	Apr. 30, 2024 USD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)
Financial instruments [Line Items]
Percentage of trade and other receivables due from renegotiated portfolio				0	0
Outstanding purchase commitments				$ 80,269	$ 141,604
Guarantee deposits
Financial instruments [Line Items]
Gross receivables				1,469	11,785
Sichuan Dixin New Energy Co., Ltd.
Financial instruments [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill	$ 8,653				$ 8,653
Sichuan Dixin New Energy Co., Ltd. | Guarantee deposits
Financial instruments [Line Items]
Gross receivables						$ 28,152	¥ 204.5
Adjustments for increase (decrease) in deposits		$ (11,176)	¥ (80.0)	$ (16,071)